Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data	Mar. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 8.2	$ 7.8
Solar energy systems held for development and sale, variable interest entities	16.4	151.8
Semiconductor and Solar Materials, accumulated depreciation	734.9	694.6
Solar energy systems, variable interest entities	58.5	56.2
Solar energy systems, accumulated depreciation	18.4	14.3
Short-term solar energy system financing and capital lease obligations, variable interest entities	5.2	28.8
Long-term solar energy system financing and capital lease obligations, variable interest entities	$ 70.2	$ 107.2
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50.0	50.0
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300.0	300.0
Common stock, shares issued	240.6	237.9
Treasury stock, shares	10.3	10.0